UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  December 31, 2013

Item 1. Report to Stockholders.

AC ONE China Fund

Investor Class – acocx
Institutional Class – acoix

Semi-Annual Report

December 31, 2013

AC ONE CHINA FUND

January 31, 2014

Dear Fellow Shareholders,

At the end of the AC ONE China Fund’s first calendar year of operations, we are pleased to offer this review and update to our shareholders.

Rates of Annualized Return as of December 31, 2013:

	One Year	Since Inception(1)
Institutional Class	22.25%	26.90%
Investor Class, without load	22.19%	26.70%
Investor Class, with load	15.46%	21.80%
MSCI China Index(2)	3.64%	16.11%
Heng Seng Index(3)	2.87%	14.20%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.  Performance data shown for the Investor Class (with load) reflects maximum sales charge of 5.50%.  Performance data current to the most recent month end may be obtained by calling 1-888-964-0788.

The fund has 2.00 redemption fee for funds which are redeemed within 60 days if purchase.

Institutional Class Gross Expense Ratio – 8.35%
Investor Class Gross Expense Ratio – 8.60%

(1)	July 27, 2012
(2)
The MSCI China Index tracks the evolving China domestic equity market through a combination of the largest securities and a bottom-up sampling approach to index construction for those securities that meet minimum size and liquidity thresholds, with constituents then adjusted for free float.

(3)	The Hang Seng Index is a free float-adjusted market capitalization index designed to measure the equity market in Hong Kong. This index cannot be invested in directly.

Through December 31, 2013, the AC ONE China Fund Institutional Class returned 22.25% compared to 2.87% for Hong Kong’s Hang Seng Index and 3.64% for the MSCI China Index.  The primary factor contributing to the Fund’s substantial outperformance of these indexes was the Fund’s focus on market opportunities offered by the growing Chinese middle class and the consumer-based economy that this growth will bring.  As China transitions from a developing to a developed economy, cycles of strong growth followed by sharp contractions will persist.  But the sustained improvements in living standards that emerging economies generally see often override these cycles.  This was particularly true in 2013 as Chinese developers, infrastructure related financial service companies, materials producers, and export related companies generally underperformed consumer-oriented holdings.  Additionally, the managers continue to see value in Chinese equities.  We believe market sentiment has yet to recover from the sharp decline of 2008 and that this overly pessimistic market psychology continues to offer compelling long-term valuations.  After recovering nearly all the losses from the bear market, U.S. equities presently trade at about 17 times forward earnings (based on S&P 500 Index estimates) with the U.S. economy estimated to grow at or below 3% in 2014.  China’s economic growth has begun to accelerate slightly to 7.5%+, yet equities

AC ONE CHINA FUND

trade under 12 times forward earnings and the broad market indexes remain substantially lower than the peaks of 2008.  We believe that as the world’s economy continues to improve, China equities can close this gap.

The managers of the AC ONE China Fund remain gratified by the confidence our shareholders have placed with us and look forward to continued progress in the years ahead.

Respectfully,

Patrick Pascal
Co-President

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Because the fund is focused on Chinese companies it is subject to greater risk of adverse events in the country and region.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

The Hang Seng Index is a freefloat-adjusted market capitalization index designed to measure the equity market in Hong Kong. You cannot invest directly in an index.

The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. You cannot invest directly in an index.

The MSCI China Index tracks the evolving China domestic equity market through a combination of the largest securities and a bottom-up sampling approach to index construction for those securities that meet minimum size and liquidity thresholds, with constituents then adjusted for free float.

The Price-to-earnings ratio is a company’s share price divided by its earnings per share (“EPS”), which is expressed as a number or as a multiple of EPS.

Forward Earnings is a company’s forecasted, or estimated, earnings made by analysts or by the company itself.  Forward earnings differ from trailing earnings (which is the figure that is quoted more often) in that they are a projection and not a fact.  There are many methods used to calculate forward earnings and no single established way.

GICS is a standardized classification system for equities developed jointly by Morgan Stanley Capital International (MSCI) and Standard & Poor’s. The GICS methodology is used by the MSCI indexes, which include domestic and international stocks, as well as by a large portion of the professional investment management community.

Diversification does not assure a profit or protect against a loss in a declining market.

The AC ONE China Fund is distributed by Quasar Distributors, LLC.

AC ONE CHINA FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of December 31, 2013

	One Year	Since Inception(1)
Investor Class – Without Load	22.19%	26.70%
Investor Class – With Load	15.46%	21.80%
Institutional Class	22.25%	26.90%
Hang Seng Index(2)	2.87%	14.20%

(1)	July 27, 2012.
(2)
The Hang Seng Index is a freefloat-adjusted market capitalization-weighted stock market index in Hong Kong.  It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong.

AC ONE CHINA FUND

Expense Example (Unaudited)
December 31, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 – December 31, 2013).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	07/01/2013	12/31/2013	07/01/2013 – 12/31/2013
Investor Class Actual(2)	$1,000.00	$1,243.60	$11.03
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.38	$ 9.91
Institutional Class Actual(2)	$1,000.00	$1,246.30	$ 9.63
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$ 8.64

(1)
Expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 1.95% and 1.70% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended December 31, 2013 of 24.36% and 24.63% for the Investor Class and Institutional Class, respectively.

AC ONE CHINA FUND

Sector Allocation (Unaudited)
as of December 31, 2013(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
as of December 31, 2013(1)
(% of net assets)

Tencent Holdings	7.5%
Ping An Insurance Group, Class H	4.4
Baidu – ADR	4.0
Great Wall Motor, Class H	3.4
Tingyi Holding	3.3
China Mengniu Dairy	3.3
China Petroleum & Chemical, Class H	3.1
Hengan International Group	3.1
Tsingtao Brewery, Class H	2.9
Industrial & Commercial Bank of China, Class H	2.8

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

AC ONE CHINA FUND

Schedule of Investments (Unaudited)
December 31, 2013

	Shares	Value
COMMON STOCKS – 93.4%
Consumer Discretionary – 16.4%
Belle International Holdings	146,000	$169,617
Chow Tai Fook Jewellery	40,600	60,667
Ctrip.com International – ADR*	2,000	99,240
Geely Automobile Holdings	335,000	162,656
Goodbaby International Holdings	294,000	163,432
Great Wall Motor, Class H	65,000	360,126
Haier Electronics Group	65,000	188,908
Sa Sa International Holdings	172,000	202,029
Samsonite International	65,300	199,166
Xinyi Glass Holdings	140,000	123,845
		1,729,686
Consumer Staples – 17.9%
Biostime International Holdings	25,500	227,740
China Mengniu Dairy	72,000	342,436
China Resources Enterprise	30,000	99,803
Hengan International Group	27,500	325,361
Tingyi Holding	120,000	347,274
Tsingtao Brewery, Class H	36,000	305,077
Want Want China Holdings	159,000	230,128
		1,877,819
Energy – 7.1%
China Oilfield Services, Class H	28,000	87,218
China Petroleum & Chemical, Class H	402,200	330,016
CNOOC	86,000	159,941
Kunlun Energy	96,000	169,694
		746,869
Financials – 13.3%
Bank Of China, Class H	288,000	132,947
China Life Insurance, Class H	72,000	226,929
Hong Kong Exchanges & Clearing	2,400	40,117
Industrial & Commercial Bank of China, Class H	432,000	292,944
PICC Property & Casualty, Class H	162,320	241,383
Ping An Insurance Group, Class H	52,000	467,175
		1,401,495
Health Care – 4.3%
Guangzhou Baiyunshan Pharmaceutical Holdings	36,000	126,317
Sinopharm Group, Class H	33,600	96,666
Tong Ren Tang Technologies, Class H	45,000	143,839
WuXi PharmaTech Cayman – ADR*	2,200	84,436
		451,258

See Notes to the Financial Statements

AC ONE CHINA FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2013

	Shares	Value
Industrials – 9.8%
51job – ADR*	600	$46,740
Air China, Class H	293,000	219,401
AviChina Industry & Technology, Class H	196,000	114,335
Beijing Capital International Airport, Class H	152,000	119,318
China Everbright International	85,000	114,191
CSR, Class H	222,000	182,580
Orient Overseas International	7,500	37,747
Zhuzhou CSR Times Electric, Class H	56,000	201,984
		1,036,296
Information Technology – 19.4%
AAC Technologies	13,000	63,255
Baidu – ADR*	2,365	420,686
Bitauto Holdings – ADR*	3,200	102,272
GCL–Poly Energy Holdings*	472,000	146,753
Lenovo Group	208,000	253,557
NetDragon Websoft	47,000	86,238
Tencent Holdings	12,400	793,941
ZTE, Class H	85,000	169,377
		2,036,079
Materials – 1.5%
Bloomage Biotechnology	25,000	55,565
China Lumena New Materials	256,000	50,315
Yingde Gases Group Co.	50,000	52,454
		158,334
Telecommunication Services – 2.3%
China Mobile	23,500	244,784

Utilities – 1.4%
China Resources Gas Group	42,000	146,470
Total Common Stocks
(Cost $7,982,084)		9,829,090

SHORT-TERM INVESTMENT – 4.9%
Invesco Liquid Assets Portfolio, 0.07%^
(Cost $514,576)	514,576	514,576
Total Investments – 98.3%
(Cost $8,496,660)		10,343,666
Other Assets and Liabilities, Net – 1.7%		179,171
Total Net Assets – 100.0%		$10,522,837

*	Non-income producing security.
^	Variable Rate Security – The rate shown is the current yield as of December 31, 2013.
ADR – American Depositary Receipt

See Notes to the Financial Statements

AC ONE CHINA FUND

Statement of Assets and Liabilities (Unaudited)
December 31, 2013

ASSETS:
Investments, at value
(cost $8,496,660)	$10,343,666
Dividends & interest receivable	871
Receivable for capital shares sold	203,552
Prepaid expenses	18,514
Receivable from adviser for expense reimbursements	9,610
Total assets	10,576,213
LIABILITIES:
Payable for fund administration & accounting fees	17,258
Payable for compliance fees	2,074
Payable for transfer agent fees & expenses	7,399
Payable for custody fees	6,710
Payable for trustee fees	4,140
Accrued expenses	15,290
Accrued distribution fees	505
Total liabilities	53,376
NET ASSETS	$10,522,837
NET ASSETS CONSIST OF:
Paid-in capital	$8,625,562
Accumulated undistributed net investment loss	(1,999)
Accumulated undistributed net realized gain on investments	52,268
Net unrealized appreciation on investments	1,847,006
Net Assets	$10,522,837

	Investor	Institutional
	Class	Class
Net Assets	$1,231,310	$9,291,527
Shares issued and outstanding(1)	89,567	674,916
Net asset value, redemption price and minimum offering price per share(2)	$13.75	$13.77
Maximum offering price per share ($13.75/0.9450)(3)(4)	$14.55	N/A

(1)	Unlimited shares authorized.
(2)	A redemption fee of 2.00% is assessed against shares redeemed within 60 days of purchase.
(3)	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on certain shares redeemed within 12 months of Investor Class shares.
(4)	Reflects a maximum sales charge of 5.50%.

See Notes to the Financial Statements

AC ONE CHINA FUND

Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2013

INVESTMENT INCOME:
Interest income	$122
Dividend income	87,468
Less: Foreign taxes withheld	(1,995)
Total investment income	85,595

EXPENSES:
Fund administration & accounting fees (See Note 4)	56,580
Investment adviser fees (See Note 4)	53,164
Transfer agent fees (See Note 4)	22,693
Federal & state registration fees	18,365
Custody fees (See Note 4)	17,174
Audit fees	7,827
Compliance fees (See Note 4)	6,073
Legal fees	5,796
Trustee fees (See Note 4)	4,702
Postage & printing fees	3,780
Other	2,679
Distribution fees – Investor Class (See Note 5)	623
Total expenses before reimbursement	199,456
Less: Reimbursement from investment adviser (See Note 4)	(126,530)
Net expenses	72,926

NET INVESTMENT INCOME	12,669

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments, including foreign currency gain (loss)	121,197
Net change in unrealized appreciation on investments and translations of foreign currency	1,653,765

Net realized and unrealized gain on investments and foreign currency	1,774,962

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,787,631

See Notes to the Financial Statements

AC ONE CHINA FUND

Statement of Changes in Net Assets

	For the Six	For the Period
	Months Ended	Inception
	December 31, 2013	Through
	(Unaudited)	June 30, 2013(1)
OPERATIONS:
Net investment income	$12,669	$25,451
Net realized gain on investments,
including foreign currency gain (loss)	121,197	98,326
Net change in unrealized appreciation on investments
and translations of foreign currency	1,653,765	193,241
Net increase in net assets resulting from operations	1,787,631	317,018

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	868,974	349,716
Proceeds from reinvestment of distributions	24,147	—
Payments for shares redeemed	(44,339)	(33,902)
Redemption fees	—	1
Increase in net assets from Investor Class transactions	848,782	315,815
Institutional Class:
Proceeds from shares sold	978,277	6,420,317
Proceeds from reinvestment of distributions	88,771	—
Payments for shares redeemed	—	(26,766)
Redemption fees	—	366
Increase in net assets from Institutional Class transactions	1,067,048	6,393,917
Net increase in net assets resulting from capital share transactions	1,915,830	6,709,732

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(3,900)	—
Institutional Class	(35,230)	—
From net realized gains:
Investor Class	(20,342)	—
Institutional Class	(147,902)	—
Total distributions to shareholders	(207,374)	—
TOTAL INCREASE IN NET ASSETS	3,496,087	7,026,750

NET ASSETS:
Beginning of period	7,026,750	—
End of period, including accumulated undistributed net
investment income (loss) of $(1,999) and $24,462, respectively.	$10,522,837	$7,026,750

(1)	Inception date of the Fund was July 27, 2012.

See Notes to the Financial Statements

AC ONE CHINA FUND

Financial Highlights

	Six Months	For the Period
	Ended	Inception
	December 31, 2013	Through
	(Unaudited)	June 30, 2013(1)
Investor Class

PER SHARE DATA:(2)

Net asset value, beginning of period	$11.28	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)	0.02
Net realized and unrealized gain on investments
and translations of foreign currencies	2.76	1.26
Total from investment operations	2.74	1.28

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.04)	—
Dividends from net realized gains	(0.23)	—
Total distributions	(0.27)	—
Paid-in capital from redemption fees	—	— (3)

Net asset value, end of period	$13.75	$11.28

TOTAL RETURN(4)(5)	24.36%	12.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$1,231	$315

Ratio of expenses to average net assets:
Before expense reimbursement(6)	4.92%	8.59%
After expense reimbursement(6)	1.95%	1.95%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(6)	(2.91)%	(6.23)%
After expense reimbursement(6)	0.06%	0.41%

Portfolio turnover rate(5)	13%	15%

(1)	Inception date of the Fund was July 27, 2012.
(2)	For a Fund share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements

AC ONE CHINA FUND

Financial Highlights

	Six Months	For the Period
	Ended	Inception
	December 31, 2013	Through
	(Unaudited)	June 30, 2013(1)
Institutional Class

PER SHARE DATA:(2)

Net asset value, beginning of period	$11.28	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.02	0.04
Net realized and unrealized gain on investments
and translations of foreign currencies	2.76	1.24
Total from investment operations	2.78	1.28

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.06)	—
Dividends from net realized gains	(0.23)	—
Total distributions	(0.29)	—
Paid-in capital from redemption fees	—	— (3)

Net asset value, end of period	$13.77	$11.28

TOTAL RETURN(4)	24.63%	12.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$9,292	$6,712

Ratio of expenses to average net assets:
Before expense reimbursement(5)	4.67%	8.34%
After expense reimbursement(5)	1.70%	1.70%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(5)	(2.66)%	(5.98)%
After expense reimbursement(5)	0.31%	0.66%

Portfolio turnover rate(4)	13%	15%

(1)	Inception date of the Fund was July 27, 2012.
(2)	For a Fund share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited)
December 31, 2013

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The AC ONE China Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is capital appreciation and income.  The Fund commenced operations on July 27, 2012.  Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by AC ONE Asset Management, LLC (the “Adviser”).  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution fee.  Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended December 31, 2013, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  As of and during the period ended December 31, 2013, the Fund did not have liabilities for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended December 31, 2013, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

Dividends and Distributions – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2013

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.   Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2013

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s Net Asset Value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2013:

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2013

	Level 1	Level 2	Level 3	Total
Common Stocks	$753,374	$9,075,716	$—	$9,829,090
Short-Term Investment	514,576	—	—	514,576
Total Investments in Securities	$1,267,950	$9,075,716	$—	$10,343,666

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.25% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.95% and 1.70% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement will be in effect through at least May 31, 2014.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
6/30/2016	$261,639
6/30/2017	$126,530

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended December 31, 2013 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2013

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended December 31, 2013, the Investor Class incurred expenses of $623 pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	For the Period Ended
	December 31, 2013	June 30, 2013
Investor Class:
Shares sold	63,699	30,917
Shares issued to holders in reinvestment of dividends	1,768	—
Shares redeemed	(3,801)	(3,016)
Net increase in Investor Class shares	61,666	27,901
Institutional Class:
Shares sold	73,641	597,132
Shares issued to holders in reinvestment of dividends	6,489	—
Shares redeemed	—	(2,346)
Net increase in Institutional Class shares	80,130	594,786
Net increase in shares outstanding	141,796	622,687

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2013, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$2,419,527	$1,044,519

8.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2013, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$2,018,999	$(171,993)	$1,847,006	$8,496,660

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2013

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the differences in tax treatment of passive foreign investment companies.

At June 30, 2013, the most recently completed fiscal year end, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Losses	Appreciation	Earnings
$201,073	$—	$(82)	$116,027	$317,018

As of June 30, 2013, the Fund had no capital loss carryovers.

The tax character of distributions paid for the period ended December 31, 2013 were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$168,459	$38,915	$207,374

* For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

There were no distributions made by the Fund for the period ended June 30, 2013.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2013, Wedbush Securities, for the benefit of its customers, owned 62.8% of the outstanding shares of the Investor Class and SEI Private Trust Co., for the benefit of its customers, owned 42.6% of the outstanding shares of the Institutional Class.

AC ONE CHINA FUND

Additional Information (Unaudited)
December 31, 2013

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-888-964-0788.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-964-0788.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-964-0788, or (2) on the SEC’s website at www.sec.gov.

AC ONE CHINA FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
AC ONE Asset Management, LLC
444 South Flower Street
Los Angeles, CA 90071

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
 AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44145

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-888-964-0788.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Managed Portfolio Series

By (Signature and Title)*                  /s/James R. Arnold
James R. Arnold, President

Date     March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/James R. Arnold
James R. Arnold, President

Date     March 10, 2014

By (Signature and Title)*                   /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     March 10, 2014

* Print the name and title of each signing officer under his or her signature.